Note 10 - a.2) Financing, Long-term debt, in Brazil (Detail) (USD $) In Millions	9 Months Ended
Sep. 30, 2011
Amount	$ 1,125
Issuance of Debt 1 [Member]
Company	CITEPE and Petroquímica Suape
Date	Apr/2011 and Jun/2011
Amount	473
Maturity	2022 and 2023
Description	Financing obtained from BNDES in the amounts of US$320 (CITEPE) and US$ 153 (Petroquímica Suape) - TJLP plus 1.36% p.a. and 4.5% p.a., respectively.
Issuance of Debt 2 [Member]
Company	Petrobras and REFAP
Date	Jul/2011
Amount	$ 652
Maturity	2022 and 2023
Description	Financing obtained from BNDES earmarked for construction of the Mexilhão platform in the amounts of US$545 - TJLP plus 2.76% p.a. and for implementation of a project in REFAP in the amount of US$107 - TJLP plus 3.26% p.a.